Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Commitments and contingencies [Abstract]
Commitments and contingencies

20. Commitments and contingencies

	Payment due to schedule
	Total	Less than 1 year	1-3 years	over 3 years
Office rental	254,201	254,201	-	-
Installment payment payable for an office unit	6,420,000	6,420,000	-	-
Installment payment payable for Vehicles	150,000	66,667	83,333	-
Bank borrowings	21,450,000	21,450,000	-	-
Total	28,274,201	28,190,868	83,333	-

Operating lease agreements represent non-cancellable operating leases for the office space.

Other than those shown above, we did not have any significant capital and other commitments, long-term obligations or guarantees as of June 30, 2026.